UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


				   FORM N-Q

		     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANIES



                    Investment Company Act file number 811-06231
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                                GIAC Funds, Inc.
-----------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)


                       7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
                 (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                          Thomas G. Sorell
     GIAC Funds, Inc.                       GIAC Funds, Inc.
     7 Hanover Square                       7 Hanover Square
     New York, N.Y. 10004                   New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
-----------------------------------------------------------------------

 		Date of reporting period:  September 30, 2004
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

...   Baillie Gifford International Growth Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 94.5%
     Shares                                                  Value
-------------------------------------------------------------------
Australia - 3.9%
Beverages - 0.4%
         196,500   Fosters Group Ltd.              $        673,150
Commercial Banks - 0.4%
          49,754   Australia and NZ Banking Group Ltd.      685,373
Construction and Engineering - 0.3%
          75,000   Leighton Hldgs. Ltd.                     520,373
Containers and Packaging - 0.3%
         119,066   Amcor Ltd.                               619,157
Food and Staples Retailing - 0.4%
          77,100   Woolworths Ltd.                          760,536
Media - 0.2%
          56,500   News Corp. Ltd.                          466,899
Metals and Mining - 1.1%
         200,956   BHP Billiton Ltd.                      2,089,988
Oil and Gas - 0.4%
          58,900   Woodside Petroleum Ltd.                  831,837
Real Estate - 0.4%
          70,000   Westfield Group *                        771,109
                                                          7,418,422

Denmark - 1.1%
Commercial Banks - 1.1%
          82,420   Danske Bank AS                         2,166,233

Finland - 1.5%
Communications Equipment - 1.5%
         209,710   Nokia OYJ                              2,885,314

France - 10.2%
Beverages - 1.6%
          23,460   Pernod-Ricard S.A.                     3,114,153
Health Care Equipment and Supplies - 1.3%
          38,000   Essilor Int'l. S.A.                    2,441,902
Media - 1.1%
          78,685   Vivendi Universal S.A. *               2,015,698
Oil and Gas - 2.3%
          21,630   Total S.A.                             4,404,885
Personal Products - 1.7%
          49,406   L'Oreal S.A.                           3,236,207
Pharmaceuticals - 2.2%
          58,734   Sanofi-Synthelabo S.A.                 4,259,284
                                                      -------------
                                                         19,472,129

Germany - 5.2%
Commercial Banks - 0.9%
          23,360   Deutsche Bank AG                       1,678,651
Machinery - 0.7%
          41,944   MAN AG                                 1,433,872
Multi-Utilities and Unregulated Power - 0.9%
          36,510   RWE AG *                               1,744,541
Software - 1.6%
          19,943   SAP AG                                 3,098,004
Textiles, Apparel and Luxury Goods - 1.1%
          14,590   Adidas-Salomon AG                      2,035,460
                                                      -------------
                                                          9,990,528

Hong Kong - 2.9%
Commercial Banks - 1.0%
         645,000   BOC Hong Kong Hldgs. Ltd.              1,178,653
          48,000   Hang Seng Bank Ltd.                      637,078
                                                      -------------
                                                          1,815,731
Distributors - 0.2%
         294,000   Li & Fung Ltd.                           420,371
Diversified Financial Services - 0.2%
         190,000   Hong Kong Exchanges & Clearing Ltd.      431,259
Real Estate - 1.5%
         218,000   Cheung Kong Hldgs. Ltd.                1,873,020
         106,000   Sun Hung Kai Properties Ltd.             999,090
                                                      -------------
                                                          2,872,110
                                                      -------------
                                                          5,539,471

Ireland - 3.7%
Airlines - 0.7%
         224,140   Ryanair Hldgs. PLC *                   1,118,870
           8,448   Ryanair Hldgs. PLC ADR*                  246,682
                                                      -------------
                                                          1,365,552
Commercial Banks - 1.3%
         147,110   Allied Irish Banks PLC                 2,466,097
Construction Materials - 1.7%
         133,450   CRH PLC                                3,189,947
                                                      -------------
                                                          7,021,596

Italy - 3.4%
Insurance - 1.8%
          49,510   Assicurazioni Generali SPA             1,360,532
         108,190   Riunione Adriatica di Sicurta SPA *    2,078,316
                                                      -------------
                                                          3,438,848
Oil and Gas - 1.6%
         134,880   ENI SPA                                3,021,470
                                                      -------------
                                                          6,460,318

Japan - 23.4%
Auto Components - 1.1%
         109,000   Bridgestone Corp.                      2,022,823
Automobiles - 1.7%
          84,600   Toyota Motor Corp.                     3,239,820
Building Products - 1.8%
         388,000   Asahi Glass Co.                        3,531,594
Commercial Banks - 0.9%
             386   UFJ Hldgs., Inc. *                     1,691,892
Diversified Financial Services - 1.2%
          36,300   Promise Co.                            2,375,090
Diversified Telecommunication Services - 0.5%
             260   Nippon Tele. & Tel. Corp.              1,035,800
Electronic Equipment and Instruments - 2.6%
         102,000   Alps Electric Co. Ltd.                 1,215,354
           9,300   Keyence Corp.                          1,956,296
          25,000   Kyocera Corp.                          1,758,247
                                                      -------------
                                                          4,929,897
Household Products - 1.0%
          90,000   Kao Corp.                              1,988,747
Insurance - 0.8%
         178,000   Mitsui Sumitomo Insurance Co.          1,468,324
Leisure Equipment and Products - 1.0%
         144,500   Konica Corp.                           1,976,147
Machinery - 0.9%
          74,000   Daikin Inds. Ltd.                      1,789,646
Marine - 0.7%
         208,000   Mitsui O.S.K. Lines Ltd.               1,247,679
Multiline Retail - 0.7%
         151,000   Takashimaya Co. Ltd.                   1,256,563
Office Electronics - 1.8%
         121,000   Brother Inds. Ltd.                     1,004,719
          51,000   Canon, Inc.                            2,397,386
                                                      -------------
                                                          3,402,105
Real Estate - 0.6%
         100,000   Sumitomo Realty & Dev. Co. Ltd.        1,066,292
Road and Rail - 1.1%
         446,000   Tokyu Corp.                            2,031,780
Semiconductors and Semiconductor Equipment - 0.8%
          15,600   Rohm Co. Ltd.                          1,568,565
Specialty Retail - 0.8%
          42,400   Yamada Denki Co., Ltd.                 1,462,135
Tobacco - 1.6%
             360   Japan Tobacco, Inc.                    3,012,115
Trading Companies and Distributors - 1.4%
         325,000   Mitsui & Co. Ltd.                      2,722,220
Wireless Telecommunication Services - 0.4%
             485   NTT DoCoMo, Inc.                         823,041
                                                      -------------
                                                         44,642,275

Netherlands - 1.7%
Household Durables - 0.9%
          77,240   Philips Electronics  (KON)             1,768,632
Media - 0.8%
          54,900   Ver Ned Uitgevers                      1,411,162
                                                      -------------
                                                          3,179,794

New Zealand - 0.4%
Diversified Telecommunication Services - 0.4%
         201,400   Telecom. Corp. of New Zealand            802,140

People's Republic of China - 0.7%
Oil and Gas - 0.7%
       2,550,000   CNOOC Ltd.                             1,332,536

Russia - 0.7%
Oil and Gas - 0.7%
          11,500   LUKOIL ADR                             1,434,625

Singapore - 0.7%
Electronic Equipment and Instruments - 0.4%
          69,000   Venture Corp. Ltd.                       675,968
Media - 0.3%
         210,000   Singapore Press Hldgs. Ltd.              591,005
                                                      -------------
                                                          1,266,973

South Africa - 0.6%
Metals and Mining - 0.6%
          28,300   Anglo American Platinum Corp.          1,188,727

Spain - 2.4%
Commercial Banks - 1.3%
          45,490   Banco Popular Espanol S.A.             2,527,238
Tobacco - 1.1%
          62,720   Altadis S.A.                           2,133,982
                                                      -------------
                                                          4,661,220

Sweden - 4.5%
Communications Equipment - 1.1%
         684,620   LM Ericsson *                          2,123,290
Machinery - 3.4%
          86,870   Atlas Copco AB                         3,057,795
          52,650   Sandvik AB                             1,817,137
          40,100   SKF AB                                 1,521,566
                                                      -------------
                                                          6,396,498
                                                      -------------
                                                          8,519,788

Switzerland - 4.6%
Commercial Banks - 1.6%
          43,650   UBS AG                                 3,076,236
Commercial Services and Supplies - 0.9%
          32,600   Adecco S.A. *                          1,620,525
Electrical Equipment - 2.1%
         657,170   ABB Ltd. *                             4,014,941
                                                      -------------
                                                          8,711,702

United Kingdom - 22.9%
Commercial Banks - 5.6%
         289,700   Barclays PLC                           2,778,630
         206,000   HSBC Hldgs.                            3,269,439
         111,088   Royal Bank of Scotland                 3,208,533
          86,000   Standard Chartered PLC                 1,476,190
                                                      -------------
                                                         10,732,792
Hotels, Restaurants and Leisure - 2.2%
          42,600   Carnival PLC                           2,094,622
         423,000   Hilton Group PLC                       2,118,529
                                                      -------------
                                                          4,213,151
Metals and Mining - 0.8%
         148,000   BHP Billiton PLC                       1,557,463
Multiline Retail - 0.7%
          48,000   Next PLC                               1,418,515
Oil and Gas - 3.0%
         247,000   BG Group PLC                           1,658,354
         420,000   BP PLC                                 4,009,389
                                                      -------------
                                                          5,667,743
Pharmaceuticals - 2.1%
         181,077   GlaxoSmithKline PLC                    3,902,846
Software - 0.3%
         219,380   Sage Group                               644,152
Tobacco - 3.6%
         134,000   British American Tobacco PLC           1,942,423
         228,900   Imperial Tobacco                       4,987,451
                                                      -------------
                                                          6,929,874
Wireless Telecommunication Services - 4.6%
       1,000,000   mmO2 *                                 1,778,030
       2,910,188   Vodafone Group                         6,965,032
                                                      -------------
                                                          8,743,062
                                                      -------------
                                                         43,809,598

Total Common Stocks
(Cost $144,115,227)                                     180,503,389

Preferred Stocks - 3.6%
Brazil - 1.6%
Metals and Mining - 0.5%
          52,800   Comp. Vale Do Rio Doce ADR      $      1,016,400
Oil and Gas - 1.1%
          62,800   Petroleo Brasileiro S.A. ADR           2,004,576
                                                      -------------
                                                          3,020,976

Germany - 2.0%
Automobiles - 2.0%
           5,960   Porsche AG                             3,871,892

Total Preferred Stocks
(Cost $4,138,354)                                         6,892,868

Convertible Bond - 0.5%
Principal
Amount                                                       Value
-------------------------------------------------------------------
Japan - 0.5%
Commercial Banks - 0.5%
(Yen) 51,000,000   SMFG Finance
                   2.25% due 7/11/2005
(Cost $390,167)                                    $        932,183
Total Investments - 98.6%
 (Cost $148,643,748)                                    188,328,440
Cash, Receivables and Other Assets
Less Liabilities - 1.4%                                   2,671,476
Net Assets - 100%                                  $    190,999,916


*    Non-income producing security.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   45,019,353
Gross unrealized depreciation .................        (5,334,661)
                                                   --------------
Net unrealized appreciation ...................    $   39,684,692
                                                   ==============
-----------------------------------------------------------------

-------------------------------------------------------------------



...   Baillie Gifford Emerging Markets Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 90.1%
     Shares                                                  Value
-------------------------------------------------------------------
Argentina - 0.2%
Distributors - 0.2%
          21,900   Imp. Y Exp. Patagonia           $         97,807

Brazil - 6.2%
Diversified Telecommunication Services - 1.5%
          69,200   Telecom. Norte Leste Participacoes
                   ADR                                      915,516
Metals and Mining - 0.9%
          37,600   Comp. Siderurgica Nacional S.A. ADR      583,928
Oil and Gas - 3.1%
          55,431   Petroleo Brasileiro S.A. ADR           1,953,943
Paper and Forest Products - 0.7%
          11,916   Votorantim Celulose e Papel S.A.
                   ADR                                      411,698
                                                      -------------
                                                          3,865,085

Chile - 1.3%
Commercial Banks - 0.5%
          10,600   Banco Santander Chile ADR*               296,164
Electric Utilities - 0.8%
          72,206   Enersis S.A. ADR                         522,771
                                                      -------------
                                                            818,935

Egypt - 0.6%
Wireless Telecommunication Services - 0.6%
          24,242   Orascom Telecom Hldg. SAE GDR*           356,357

Hong Kong - 1.4%
Communications Equipment - 0.1%
         426,400   TCL Comm. Technology Hldgs. Ltd. *        60,148
Household Durables - 0.5%
       1,066,000   TCL Int'l. Hldgs. Ltd.                   317,828
Internet Software and Services - 0.3%
       1,040,000   Tom.Com Ltd. *                           213,385
Oil and Gas - 0.5%
         650,000   Panva Gas Hldgs. Ltd. *                  277,151
                                                      -------------
                                                            868,512

India - 4.4%
Chemicals - 1.0%
          56,000   Reliance Inds. Ltd.                      632,364
Diversified Financial Services - 1.2%
          54,897   Housing Dev. Fin. Corp. Ltd. *           730,325
Metals and Mining - 2.2%
          25,400   Hindalco Inds. Ltd. *                    746,004
          99,000   Vedanta Resources PLC                    644,977
                                                      -------------
                                                          1,390,981
                                                      -------------
                                                          2,753,670

Indonesia - 3.6%
Diversified Telecommunication Services - 2.4%
       1,270,000   PT Indonesian Satellite Corp. Tbk
                   (Indosat)                                586,101
       2,000,000   PT Telekomunikasi Indonesia              906,608
                                                      -------------
                                                          1,492,709
Metals and Mining - 1.2%
       8,720,500   PT Bumi Resources Tbk *                  714,405
                                                      -------------
                                                          2,207,114

Israel - 1.9%
Chemicals - 1.0%
         133,679   Makhteshim-Agan Inds. Ltd.               577,745
Commercial Banks - 0.9%
         208,000   Bank Hapoalim Ltd.                       575,959
                                                      -------------
                                                          1,153,704

Malaysia - 6.4%
Diversified Telecommunication Services - 1.6%
         340,000   Telekom Malaysia Berhad                1,002,105
Food Products - 1.5%
         264,000   IOI Corp. Berhad                         649,579
         130,000   IOI Oleochemical Inds. Berhad            325,000
                                                      -------------
                                                            974,579
Hotels, Restaurants and Leisure - 0.9%
         173,000   Tanjong PLC                              555,421
Media - 1.1%
         518,000   Astro All Asia Networks PLC *            665,221
Tobacco - 0.7%
          35,000   British American Tobacco Malaysia
                   Berhad                                   425,987
Transportation Infrastructure - 0.6%
         575,000   PLUS Expressways Berhad                  373,750
                                                      -------------
                                                          3,997,063

Mexico - 11.0%
Commercial Banks - 0.7%
          85,500   Grupo Fin. Banorte S.A. de C.V.          402,870
Construction and Engineering - 0.6%
         139,600   Consorcio Ara S.A. de C.V. *             398,472
Construction Materials - 1.5%
          32,100   Cemex S.A. de C.V. ADR                   903,294
Diversified Telecommunication Services - 1.5%
         258,000   Grupo Carso Global Telecom. *            383,170
          17,800   Telefonos de Mexico S.A. ADR             574,406
                                                      -------------
                                                            957,576
Media - 0.7%
          41,300   TV Azteca S.A. de C.V. ADR*              417,956
Metals and Mining - 0.5%
          80,000   Grupo Mexico S.A. de C.V. *              323,134
Multiline Retail - 1.6%
         298,944   Wal-Mart de Mexico S.A. de C.V.        1,016,086
Transportation Infrastructure - 0.5%
          13,300   Grupo Aeroportuario del Sureste
                   S.A. de C.V. ADR                         293,930
Wireless Telecommunication Services - 3.4%
          39,000   America Movil S.A. de C.V. ADR         1,522,170
         260,000   America Telecom S.A. de C.V. *           561,742
                                                      -------------
                                                          2,083,912
                                                      -------------
                                                          6,797,230

People's Republic of China - 5.6%
Automobiles - 0.1%
         176,000   Denway Motors Ltd.                        58,681
Diversified Telecommunication Services - 0.9%
       1,720,000   China Telecom Corp. Ltd.                 556,930
Oil and Gas - 3.7%
       2,735,000   CNOOC Ltd.                             1,429,210
       1,622,000   PetroChina Co. Ltd.                      868,398
                                                      -------------
                                                          2,297,608
Transportation Infrastructure - 0.9%
         870,000   Zhejiang Expressway Co. Ltd.             568,985
                                                      -------------
                                                          3,482,204

Poland - 1.0%
Commercial Banks - 1.0%
          17,500   Bank Pekao S.A.                          598,239

Russia - 5.8%
Metals and Mining - 0.3%
          24,000   Celtic Resources Hldgs. PLC *            187,847
Oil and Gas - 3.5%
          14,500   LUKOIL ADR                             1,808,875
           9,739   OAO Gazprom ADR                          348,656
                                                      -------------
                                                          2,157,531
Wireless Telecommunication Services - 2.0%
           4,500   Mobile Telesystems ADR                   652,455
           5,600   VimpelCom ADR*                           609,280
                                                      -------------
                                                          1,261,735
                                                      -------------
                                                          3,607,113

South Africa - 7.9%
Metals and Mining - 3.2%
          32,420   Anglo American Platinum Corp.          1,361,785
          31,000   Lonmin PLC                               614,303
                                                      -------------
                                                          1,976,088
Oil and Gas - 3.7%
         124,900   Sasol Ltd.                             2,324,214
Paper and Forest Products - 1.0%
          43,000   Sappi Ltd.                               607,598
                                                      -------------
                                                          4,907,900

South Korea - 14.8%
Chemicals - 1.3%
          53,100   Cheil Inds., Inc. *                      790,851
Commercial Services and Supplies - 1.4%
          28,000   S1 Corp.                                 846,201
Industrial Conglomerates - 2.0%
          79,000   Hanwha Corp.                             782,110
          63,140   Samsung Techwin Co. Ltd. *               485,271
                                                      -------------
                                                          1,267,381
Insurance - 1.1%
          29,000   Oriental Fire & Marine Insurance
                   Co. Ltd.                                 390,361
           5,000   Samsung Fire & Marine Ins. Co. Ltd.      287,885
                                                      -------------
                                                            678,246
Marine - 0.9%
         118,000   Samsung Heavy Inds. Co. Ltd.             573,860
Media - 0.5%
           2,500   Cheil Comms., Inc. *                     322,405
Metals and Mining - 0.9%
          51,200   Dongkuk Steel Mill Co. Ltd. *            551,350
Oil and Gas - 0.5%
          14,000   GS Hldgs. Corp. *                        299,696
Pharmaceuticals - 1.1%
          10,500   Yuhan Corp.                              693,009
Semiconductors and Semiconductor Equipment - 2.5%
           7,700   Samsung Electronics Co. Ltd. GDR+      1,524,600
Trading Companies and Distributors - 2.6%
         114,800   Samsung Corp.                          1,595,137
                                                      -------------
                                                          9,142,736

Taiwan - 10.7%
Building Products - 1.0%
          55,250   Asia Cement Corp.                         34,470
       1,086,750   Taiwan Cement Corp.                      601,263
                                                      -------------
                                                            635,733
Construction and Engineering - 0.4%
         457,596   CTCI Corp.                               245,093
Distributors - 0.5%
         419,250   National Petroleum Co. Ltd.              305,986
Diversified Financial Services - 1.4%
       1,685,263   SinoPac Hldgs.                           882,804
Electronic Equipment and Instruments - 3.2%
         392,149   Hon Hai Precision Inds. Co. Ltd.       1,350,248
         418,000   Synnex Technology Int'l. Corp.           596,616
                                                      -------------
                                                          1,946,864
Machinery - 0.5%
         568,000   Yungtay Engineering Co., Ltd.            292,525
Multiline Retail - 1.1%
       1,300,000   Far Eastern Dept. Stores Ltd.            661,860
Paper and Forest Products - 0.6%
         834,750   Chung Hwa Pulp Corp.                     395,511
Wireless Telecommunication Services - 2.0%
       1,318,200   Taiwan Cellular Corp.                  1,264,665
                                                      -------------
                                                          6,631,041

Thailand - 3.3%
Diversified Financial Services - 0.7%
         800,000   TISCO Finance Pub. Co. Ltd.              459,792
Metals and Mining - 0.7%
         115,200   Banpu Pub. Co. Ltd.                      445,110
Oil and Gas - 0.4%
          31,200   PTT Exploration & Production Pub.
                   Co. Ltd.                                 224,525
Wireless Telecommunication Services - 1.5%
         373,000   Advanced Info Service Pub. Co. Ltd.      900,749
                                                      -------------
                                                          2,030,176

Turkey - 3.1%
Commercial Banks - 1.8%
     336,000,000   Turkiye Garanti Bankasi AS *           1,128,567
Industrial Conglomerates - 1.3%
     130,527,074   Koc Hldg. A.S.                           763,976
                                                      -------------
                                                          1,892,543

Venezuela - 0.9%
Diversified Telecommunication Services - 0.9%
          26,000   Comp. Anonima Nacional Tel. de
                   Venezuela ADR                            585,780

Total Common Stocks
(Cost $44,156,387)                                       55,793,209

Preferred Stocks - 4.6%
Brazil - 4.6%
Chemicals - 0.3%
           6,500   Braskem S.A. ADR*               $        215,020
Commercial Banks - 2.2%
       1,034,012   Itausa-Investimentos Itau S.A.         1,381,576
Metals and Mining - 2.1%
          66,900   Comp. Vale Do Rio Doce                 1,282,309

Total Preferred Stocks
(Cost $1,734,638)                                         2,878,905

Repurchase Agreement - 3.7%
Principal
Amount                                                       Value
-------------------------------------------------------------------
$      2,265,000   State Street Bank and Trust Co.
                   repurchase agreement,
                   dated 9/30/2004, maturity
                   value $2,265,041 at
                   0.65%, due 10/1/2004 (1)
(Cost $2,265,000)                                  $      2,265,000
Total Investments - 98.4%
 (Cost $48,156,025)                                      60,937,114
Cash, Receivables and Other Assets
Less Liabilities - 1.6%                                     972,231
Net Assets - 100%                                  $     61,909,345


*    Non-income producing security.
+    Rule 144A restricted security.
(1)  The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Glossary of Terms:
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   14,117,946
Gross unrealized depreciation .................        (1,336,857)
                                                   --------------
Net unrealized appreciation ...................    $   12,781,089
                                                   ==============
-----------------------------------------------------------------
-------------------------------------------------------------------



...   The Guardian Small Cap Stock Fund

 Schedule of Investments

September 30, 2004 (Unaudited)

      Common Stocks -- 98.2%
     Shares                                                  Value
-------------------------------------------------------------------
Aerospace and Defense - 2.6%
          86,500   Aviall, Inc. *                  $      1,764,600
         202,800   EDO Corp.                              5,627,700
                                                          7,392,300

Air Freight and Logistics - 1.5%
          37,500   Hub Group, Inc. *                      1,396,875
          47,800   UTi Worldwide, Inc.                    2,811,118
                                                          4,207,993

Airlines - 1.5%
         280,600   Skywest, Inc.                          4,223,030

Auto Components - 1.0%
          96,600   American Axle & Mfg. Hldgs., Inc.      2,826,516

Beverages - 0.7%
          68,000   Cott Corp. *                           1,961,120

Biotechnology - 4.8%
         265,000   Cell Therapeutics, Inc. *              1,817,900
         105,200   ILEX Oncology, Inc. *                  2,647,884
         170,400   Immunicon Corp. *                      1,704,000
         152,700   Keryx Biopharmaceuticals, Inc. *       1,708,713
         139,200   Nabi Biopharmaceuticals *              1,862,496
         195,400   Protein Design Labs., Inc. *           3,825,932
                                                         13,566,925

Capital Markets - 3.5%
         104,000   Investors Financial Svcs. Corp.        4,693,520
         132,200   Piper Jaffray Cos., Inc. *             5,233,798
                                                          9,927,318

Chemicals - 1.6%
          53,900   Georgia Gulf Corp.                     2,403,401
          91,000   Westlake Chemical Corp. *              2,029,300
                                                          4,432,701

Commercial Banks - 3.9%
         233,400   Boston Private Financial Hldgs.,
                   Inc.                                   5,825,664
          74,000   UCBH Hldgs., Inc.                      2,891,180
          39,300   Westamerica Bancorporation             2,157,177
                                                         10,874,021

Commercial Services and Supplies - 3.4%
          67,700   Bright Horizons Family Solutions,
                   Inc. *                                 3,675,433
         237,400   Educate, Inc. *                        2,798,946
         213,300   Labor Ready, Inc. *                    2,990,466
                                                          9,464,845

Communications Equipment - 2.0%
         493,200   Arris Group, Inc. *                    2,574,504
         311,100   Symmetricom, Inc. *                    2,943,006
                                                          5,517,510

Computers and Peripherals - 1.1%
         151,300   Synaptics, Inc. *                      3,050,208

Containers and Packaging - 0.5%
          28,200   Silgan Hldgs., Inc.                    1,305,660

Diversified Financial Services - 3.1%
         138,400   Encore Capital Group, Inc. *           2,608,840
         159,300   Financial Federal Corp. *              5,970,564
                                                          8,579,404

Electronic Equipment and Instruments - 3.3%
         280,100   Aeroflex, Inc. *                       2,960,657
         131,100   Benchmark Electronics, Inc. *          3,906,780
         221,700   Plexus Corp. *                         2,447,568
                                                          9,315,005

Energy Equipment and Services - 1.5%
         389,800   Key Energy Svcs., Inc. *               4,307,290

Food and Staples Retailing - 0.7%
          78,600   Performance Food Group Co. *           1,862,820

Food Products - 0.5%
          49,200   American Italian Pasta Co.             1,286,580

Gas Utilities - 2.8%
         120,500   AGL Resources, Inc.                    3,707,785
         109,900   UGI Corp.                              4,094,874
                                                          7,802,659

Health Care Equipment and Supplies - 6.9%
         216,100   American Medical Systems Hldgs.,
                   Inc. *                                 7,837,947
         148,200   Conceptus, Inc. *                      1,373,814
          77,000   DJ Orthopedics, Inc.                   1,359,050
         259,850   Immucor, Inc. *                        6,431,288
          59,700   Varian, Inc. *                         2,260,839
                                                         19,262,938

Hotels, Restaurants and Leisure - 2.8%
          84,300   Penn National Gaming, Inc. *           3,405,720
         101,100   Red Robin Gourmet Burgers, Inc. *      4,415,037
                                                          7,820,757

Household Durables - 0.8%
          59,000   Jarden Corp. *                         2,152,910

Information Technology Services - 1.3%
         243,800   Keane, Inc. *                          3,744,768

Insurance - 3.0%
         194,500   Direct General Corp.                   5,624,940
          83,800   ProAssurance Corp. *                   2,934,676
                                                          8,559,616

Internet and Catalog Retail - 1.8%
          74,500   Blue Nile, Inc. *                      2,509,160
         167,200   Netflix, Inc. *                        2,578,224
                                                          5,087,384

Internet Software and Services - 0.8%
         293,600   S1 Corp. *                             2,342,928

Machinery - 4.3%
          38,500   Bucyrus Int'l., Inc. *                 1,293,600
         232,400   Trinity Inds., Inc.                    7,243,908
         129,300   Watts Water Technologies, Inc.         3,471,705
                                                         12,009,213

Media - 2.6%
          91,200   Cumulus Media, Inc. *                  1,312,368
         377,400   Gray Television, Inc.                  4,491,060
          70,600   Westwood One, Inc. *                   1,395,762
                                                          7,199,190

Metals and Mining - 2.6%
         266,300   Century Aluminum Co. *                 7,384,499

Multiline Retail - 1.2%
         246,000   99 Cents Only Stores *                 3,500,580

Multi-Utilities and Unregulated Power - 0.8%
          43,800   Energen Corp.                          2,257,890

Oil and Gas - 2.7%
         143,000   Energy Partners Ltd. *                 2,328,040
         100,600   Forest Oil Corp. *                     3,030,072
         199,800   Magnum Hunter Resources, Inc. *        2,305,692
                                                          7,663,804

Pharmaceuticals - 3.2%
         172,700   Discovery Laboratories, Inc. *         1,157,090
          54,200   Medicis Pharmaceutical Corp.           2,115,968
         271,400   Pain Therapeutics, Inc. *              1,951,366
         144,900   Penwest Pharmaceuticals Co. *          1,635,921
         100,650   Salix Pharmaceuticals Ltd. *           2,165,988
                                                          9,026,333

Real Estate - 5.3%
          45,600   Alexandria Real Estate Equities        2,996,832
         107,300   Arden Realty, Inc.                     3,495,834
          65,400   Federal Realty Investment Trust        2,877,600
          71,300   Home Pptys., Inc.                      2,820,628
          93,700   Reckson Assocs. Realty Corp.           2,693,875
                                                         14,884,769

Semiconductors and Semiconductor Equipment - 4.4%
         215,400   Mattson Technology, Inc. *             1,656,426
         223,300   Netlogic Microsystems, Inc. *          1,471,547
         229,100   Pericom Semiconductor Corp. *          2,213,106
         334,600   RF Micro Devices, Inc. *               2,121,364
         229,200   Sigmatel, Inc. *                       4,861,332
                                                         12,323,775

Software - 6.2%
         345,800   Borland Software Corp. *               2,887,430
          94,800   FactSet Research Systems, Inc.         4,569,360
         177,300   Internet Security Systems, Inc. *      3,014,100
         250,000   Lawson Software, Inc. *                1,400,000
          84,600   Manhattan Assoc., Inc. *               2,065,932
         182,500   RSA Security, Inc. *                   3,522,250
                                                         17,459,072

Specialty Retail - 4.3%
         175,500   Cost Plus, Inc. *                      6,209,190
          69,800   Finish Line, Inc.                      2,158,216
         219,900   Movie Gallery, Inc.                    3,854,847
                                                         12,222,253

Thrifts and Mortgage Finance - 3.2%
          97,200   Flagstar Bancorp, Inc.                 2,068,416
         152,500   NewAlliance Bancshares, Inc.           2,188,375
         252,308   W Hldg. Co., Inc.                      4,793,852
                                                          9,050,643

Total Common Stocks
(Cost $239,373,793)                                $    275,857,227

Repurchase Agreement - 5.2%

Principal
Amount                                                       Value
-------------------------------------------------------------------
$     14,660,000   State Street Bank and Trust Co.
                   repurchase agreement,
                   dated 9/30/2004, maturity
                   value $14,660,733 at
                   1.80%, due 10/1/2004 (1)
                   (Cost $14,660,000)              $     14,660,000

Total Investments - 103.4%
(Cost $254,033,793)                                     290,517,227
Liabilities in Excess of Cash, Receivables and
Other Assets - (3.4)%                                    (9,649,661)
Net Assets - 100%                                  $    280,867,566


*    Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

-----------------------------------------------------------------
Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................    $   46,945,932
Gross unrealized depreciation .................       (10,462,498)
                                                   --------------
Net unrealized appreciation ...................    $   36,483,434
                                                   ==============
-----------------------------------------------------------------

-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
     rule 30a-3(d) under the 1940 Act)   that occurred during the
     registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The GIAC Funds, Inc.


Date:     November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          GIAC Funds, Inc.


Date:    November 22, 2004





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           GIAC Funds, Inc.


Date:     November 22, 2004